Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2014
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid Expenses and Other Current Assets
NOTE 5 - PREPAID EXPENSES AND OTHER CURRENT ASSETS

   Prepaid expenses and other current assets consist of the following:

	December 31, 2014	December 31, 2013
Prepaid voyage costs	$634	$431
Inventory	826	1,166
Other	10	66
Total prepaid expenses and other current assets	$1,470	$1,663

Inventories, which are comprised of bunkers due to freight voyages, are valued at cost as determined on the first-in, first-out basis.